Variable interest entities and securitization (Tables)	12 Months Ended
Dec. 31, 2017
Securitizations And Variable Interest Entities Disclosure [Abstract]
Incremental Assets and Liabilities Included in Consolidated Financial Statements
The following table presents the incremental assets and liabilities included in BNY Mellon’s consolidated financial statements, after applying intercompany eliminations, as of Dec. 31, 2017 and Dec. 31, 2016. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital invested in the VIE by BNY Mellon.

Consolidated investments
	Dec. 31, 2017				Dec. 31, 2016
(in millions)	Investment Management funds		Securitization	Total consolidated investments	Investment Management funds		Securitization	Total consolidated investments
Securities - Available-for-sale	$—		$400	$400	$—		$400	$400
Trading assets	516		—	516	979		—	979
Other assets	215		—	215	252		—	252
Total assets	$731	(a)	$400	$1,131	$1,231	(b)	$400	$1,631
Trading liabilities	$—		$—	$—	$282		$—	$282
Other liabilities	2		367	369	33		363	396
Total liabilities	$2	(a)	$367	$369	$315	(b)	$363	$678
Nonredeemable noncontrolling interests	$316	(a)	$—	$316	$618	(b)	$—	$618

(a)	Includes VMEs with assets of $84 million, liabilities of $1 million and nonredeemable noncontrolling interests of $1 million.

(b)	Includes VMEs with assets of $114 million, liabilities of $3 million and nonredeemable noncontrolling interests of $25 million.

Schedule of Variable Interest Entities
As of Dec. 31, 2017 and Dec. 31, 2016, the following assets and liabilities related to the VIEs where BNY Mellon is not the primary beneficiary are included in our consolidated financial statements and primarily relate to accounting for our investments in qualified affordable housing and renewable energy projects.

Non-consolidated VIEs
	Dec. 31, 2017			Dec. 31, 2016
(in millions)	Assets	Liabilities	Maximum loss exposure	Assets	Liabilities	Maximum loss exposure
Securities - Available-for-sale (a)	$203	$—	$203	$42	$—	$42
Other	2,592	486	3,078	2,400	369	2,769

(a)	Investments in the Company’s sponsored CLOs.

The maximum loss exposure indicated in the above table relates solely to BNY Mellon’s investments in, and unfunded commitments to, the VIEs.